WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 136.5%
Alabama - 8.6%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$700,000	$796,383	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,580,000	11,739,457
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,566,502
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	9,230,000	10,750,273
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	8,128,752
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	8,525,000	12,001,495
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	5,690,000	6,225,941	(b)(c)

Total Alabama				51,208,803

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	925,860
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,000,000	1,180,290	(a)

Total Alaska				2,106,150

Arizona - 5.1%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	827,261
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	4,120,000	4,687,448	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,058,765	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	915,623
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,524,280
Series 2007	5.000%	12/1/32	10,000,000	13,120,400
Series 2007	5.000%	12/1/37	5,500,000	7,597,810

Total Arizona				30,731,587

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 16.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$1,750,000	$2,063,582
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,175,580
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.130%	4/1/24	5,500,000	5,586,900	(b)(c)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	590,640
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,500,000	1,770,660	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,900,000	2,231,037	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	13,251,875	(a)(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,173,480
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,803,418	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,572,550
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,855,000	2,962,177
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	550,000	568,964
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,626,669
Los Angeles County, CA, Public Works Financing Authority Revenue, Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,065,360
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	500,000	608,620	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	2,500,000	2,989,275	(a)

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	$5,565,000	$6,890,861	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	2,225,720	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	3,006,875
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	4,000,000	4,739,160
Series C	5.000%	7/1/37	1,000,000	1,221,670
Series C	5.000%	7/1/42	2,000,000	2,416,960
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,841,025
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	400,000	456,496	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	5,279,182
Series B	6.500%	11/1/39	8,000,000	12,649,920
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	2,089,062
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,110,780
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,339,869
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	218,080
Senior Lien, Series A	5.750%	6/1/48	600,000	654,066
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,226,450
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	2,500,000	2,949,875

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	$1,500,000	$1,784,250	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,208,090
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	627,075
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	608,610

Total California				99,584,863

Colorado - 8.6%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	521,095
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,857,248
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	2,108,563
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	672,120
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	10,945,000	12,629,545	(a)(e)
Series C	6.125%	11/15/25	13,630,000	14,217,998	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	13,000,000	19,487,260

Total Colorado				51,493,829

Connecticut - 1.6%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,819,590
Transportation Infrastructure, Series A	5.000%	5/1/38	2,750,000	3,453,395
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	2,065,734
Series E	5.000%	10/15/34	930,000	1,118,725

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	$900,000	$1,004,112	(d)

Total Connecticut				9,461,556

District of Columbia - 0.5%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	3,237,220

Florida - 4.0%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,458,137	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	621,700	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,781,935
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,755,750	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,589,560	(a)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,024,840
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	811,463
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	862,515
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	1,500,000	1,532,610
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	1,000,000	1,228,900

Total Florida				23,667,410

Georgia - 1.4%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,000,000	1,212,100
Georgia State Municipal Electric Authority Power Revenue, Project One, Series A	5.000%	1/1/50	1,000,000	1,222,480

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$800,000	$948,208
Series B	5.000%	3/15/22	4,000,000	4,191,600
Series C	4.000%	9/1/26	560,000	644,498	(b)(c)

Total Georgia				8,218,886

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,308,604

Illinois - 16.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,740,000
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	116,795
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	479,686
Dedicated, Series H	5.000%	12/1/36	500,000	580,990
Dedicated, Series H	5.000%	12/1/46	150,000	170,849
Series D	5.000%	12/1/46	6,435,000	7,414,664
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	220,000	243,670
Series A	5.000%	1/1/44	1,000,000	1,135,140
Series A, Refunding	5.000%	1/1/26	2,250,000	2,592,877
Series A, Refunding	6.000%	1/1/38	1,500,000	1,778,355
Series B	5.500%	1/1/32	3,300,000	3,679,335
Series C, Refunding	5.000%	1/1/25	3,000,000	3,387,000
Series D, Refunding	5.500%	1/1/34	10,000	11,102
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,160,210
Series A, Refunding	5.000%	1/1/31	1,000,000	1,144,120	(a)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,963,620	(a)
Trips Obligated Group	5.000%	7/1/48	700,000	811,517	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,147,160
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,433,510
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	606,620

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$1,000,000	$1,108,490
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,163,270
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	886,073
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,230,362
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,587,384
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,355,787
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	3,045,850
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,429,640
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	1,750,000	2,035,442
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	1,900,000	2,213,329
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	545,995
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	932,310
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	650,000	760,253
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/39	4,000,000	4,589,120
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	250,000	298,443
Illinois State, GO:
Series 2006	5.500%	1/1/30	275,000	343,338
Series 2016	5.000%	1/1/33	1,500,000	1,662,390
Series 2016	5.000%	11/1/33	2,350,000	2,637,710
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,911,191
Series A	5.000%	5/1/36	690,000	789,284
Series A	5.000%	5/1/39	2,000,000	2,271,140

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A, Refunding	5.000%	10/1/29	$3,795,000	$4,494,229
Series A, Refunding	5.000%	10/1/30	500,000	588,805
Series B, Refunding	5.000%	10/1/29	750,000	888,188
Series D	5.000%	11/1/27	3,325,000	3,874,057
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,500,000	1,655,280
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	7,150,000	8,496,202
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,585,640

Total Illinois				97,976,422

Indiana - 2.5%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	900,000	1,011,510
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,342,300	(a)
Second Lien, CWA Authority, Series B	5.000%	10/1/41	5,000,000	5,111,900
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,318,140
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,123,940	(a)

Total Indiana				14,907,790

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	430,000	438,557

Kentucky - 2.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,207,450
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	5,000,000	5,723,650	(b)(c)
Series C	4.000%	6/1/25	5,800,000	6,500,350	(b)(c)

Total Kentucky				13,431,450

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.8%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	$2,000,000	$2,347,420	(a)
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,218,000	(b)(c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,300,000	1,335,659	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,750,000	1,813,560	(b)(c)

Total Louisiana				10,714,639

Maryland - 0.2%
Maryland EDC, Senior Student Housing Revenue, Morgan State University Project	5.000%	7/1/50	1,150,000	1,353,343

Massachusetts - 1.6%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,212,490
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	531,275
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	795,622
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	593,510
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	1,100,000	1,213,025	(a)
Series A, Refunding	5.000%	7/1/36	1,700,000	2,113,236	(a)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,314,220	(f)

Total Massachusetts				9,773,378

Michigan - 4.1%
Detroit, MI, Downtown Development Authority Revenue, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,123,040
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	6,493,135
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	601,665
Lansing, MI, Board of Water & Light Utility System Revenue, Series A	5.000%	7/1/37	2,000,000	2,032,240	(f)
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	850,000	888,522	(d)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	$650,000	$723,690
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	732,769
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,405,430	(f)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,160,000	1,321,495
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	292,643
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	500,000	559,915
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	400,000	478,296
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,709,590
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,670,662	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,759,600

Total Michigan				24,792,692

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,731,134	(f)

Missouri - 0.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,710,000	2,896,042
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,391,750

Total Missouri				4,287,792

New Jersey - 10.7%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	838,823

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	$2,500,000	$2,610,975
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,769,275	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	750,000	895,680
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.630%	3/1/28	15,000,000	15,025,050	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,225,310
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,674,440
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,188,550	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	736,216	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	477,408
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,420,260
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,779,195
Transportation Program, Series AA	5.000%	6/15/45	7,500,000	8,951,025
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,498,985
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	2,226,694
Transportation System, Series A, Refunding	5.000%	12/15/28	2,615,000	3,250,340
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	2,675,000	3,258,043
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/28	3,500,000	4,366,880
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,168,475
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	713,982

Total New Jersey				64,075,606

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 18.3%
Brookhaven, NY, Local Development Corp. Revenue:
Long Island Community Hospital Project, Series A	5.000%	10/1/31	$1,280,000	$1,628,595
Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,360,313
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	1,500,000	1,762,890
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	500,000	571,340
Green Bonds, Series A-2	5.000%	5/15/30	1,800,000	2,223,666	(b)(c)
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	549,140
Green Bonds, Series D-1	5.000%	11/15/43	500,000	601,645
Green Bonds, Series D-3	4.000%	11/15/49	1,000,000	1,093,300
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,500,000	1,917,855
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,250,000	1,374,400
Series C-1	5.000%	11/15/33	350,000	408,783
New York City, NY, GO, Series D-1	5.000%	3/1/43	2,000,000	2,463,640
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	500,000	561,375
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	853,598
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,901,193
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,782,300
New York City, NY, TFA Future Tax Secured Revenue:
Subordinated, Series B-1	5.000%	8/1/45	3,000,000	3,600,390
Subordinated, Series C-1	4.000%	5/1/46	7,000,000	7,899,080
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	1,000,000	1,202,340
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	2,500,000	2,826,950
Series B, Refunding	5.000%	2/15/43	5,000	6,329	(f)
Series B, Refunding	5.000%	2/15/43	2,995,000	3,614,695
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,421,520

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	$3,250,000	$4,123,827
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,250,000	3,910,692
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,903,738	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,175,550
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,174,099
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	3,000,000	3,364,500
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	2,072,963	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,500,000	1,719,000	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/39	1,800,000	2,008,368
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,250,000	10,359,167	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	250,000	278,330	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,121,000	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	2,750,000	2,752,228
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	7,477,888
Series 221	4.000%	7/15/55	3,600,000	3,975,264	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,250,000	2,822,580
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	1,250,000	1,409,475
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	7,350,000	9,164,862

Total New York				109,438,868

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.0%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	$1,750,000	$2,141,492
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	857,265
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	750,000	842,558
Series A, Refunding	5.000%	7/1/51	1,500,000	1,681,965
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	300,000	356,361

Total North Carolina				5,879,641

Ohio - 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	1,250,000	1,397,337
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,400,000	2,702,376
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,701,280	(f)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,613,835	(a)(b)(c)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	3,000,000	3,087,810

Total Ohio				17,502,638

Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	700,000	824,831
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,734	1,664	*(g)

Total Oklahoma				826,495

Oregon - 0.6%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,267,840
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/24	1,000,000	1,141,360	(a)

Total Oregon				3,409,200

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	$250,000	$307,655
Series 2018	5.000%	6/1/33	500,000	612,255
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	436,924	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	2,000,000	2,230,320
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	562,551
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,492,837
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series B	5.250%	12/1/41	2,275,000	2,362,132	(f)
Subordinated, Series B	5.250%	12/1/41	3,725,000	3,866,252	(f)
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,451,609
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,240,810
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,513,548
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	2,064,231
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,125,130
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	726,384
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,150,543

Total Pennsylvania				24,143,181

Puerto Rico - 5.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	3,920,000	4,126,623

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	$1,250,000	$976,563	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,200,000	1,985,500	*(g)
Series A	5.050%	7/1/42	350,000	315,875	*(g)
Series XX	5.250%	7/1/40	3,495,000	3,162,975	*(g)
Series ZZ, Refunding	5.250%	7/1/18	1,250,000	1,096,875	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	845,078
CAB, Restructured, Series A-1	0.000%	7/1/46	1,040,000	319,738
CAB, Restructured, Series A-1	0.000%	7/1/51	10,200,000	2,245,734
Restructured, Series A-1	4.550%	7/1/40	230,000	250,712
Restructured, Series A-1	5.000%	7/1/58	5,000,000	5,537,700
Restructured, Series A-2	4.329%	7/1/40	5,380,000	5,786,997
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	3,869,677

Total Puerto Rico				30,520,047

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	2,081,485	(a)

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	588,240

Tennessee - 1.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,200,000	1,395,276
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	500,000	598,570
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,192,710
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	7,378,475	(b)(c)

Total Tennessee				10,565,031

Texas - 7.6%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,494,935
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,497,325

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	$2,500,000	$2,833,450
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	2,050,000	2,527,650	(a)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	588,155
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C, (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	4,000,000	4,561,320
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	910,000	1,105,322	(e)
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	5,500,000	6,079,755	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,138,090
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	140,316	(a)
Series 2017	5.000%	11/1/36	120,000	139,351	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,250,000	14,466,315
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	810,713
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	954,203
Series B, Refunding	5.000%	1/1/40	2,000,000	2,146,580
Series B, Refunding	5.000%	1/1/45	2,105,000	2,382,965
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	610,000	684,688
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,793,264	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$500,000	$338,950	*(d)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	74,429	*(g)

Total Texas				45,757,776

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	711,654
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,435,000	1,438,258
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,200,000	1,205,796

Total U.S. Virgin Islands				3,355,708

Utah - 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	6,199,988	(a)
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	1,200,000	1,335,768
Series 2021	4.000%	10/15/38	500,000	567,745
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,129,130

Total Utah				9,232,631

Virginia - 2.1%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	897,883
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,288,760	(a)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,747,395	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	2,000,000	2,274,700
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	611,490

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	$300,000	$364,659
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,141,840	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,087,300	(a)

Total Virginia				12,414,027

Washington - 1.6%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	5/1/43	1,500,000	1,733,565	(a)
Series 2019	4.000%	4/1/44	750,000	825,615	(a)
Series 2019	5.000%	4/1/44	1,500,000	1,783,935	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,181,620	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/32	225,000	284,843
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/33	245,000	308,972
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,368,312
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	1,500,000	1,846,275

Total Washington				9,333,137

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	1,250,000	1,554,763	(b)(c)

Wisconsin - 1.0%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,932,425
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	1,000,000	1,026,410	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	1,500,000	1,657,215	(d)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	500,000	588,205

Total Wisconsin				6,204,255

TOTAL MUNICIPAL BONDS (Cost - $739,330,621)				817,308,834

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(i) - 1.6%
New York - 1.6%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $10,032,370)	4.000%	3/15/41	$8,480,000	$9,669,002

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $749,362,991)				826,977,836

SHORT-TERM INVESTMENTS - 3.6%
MUNICIPAL BONDS - 3.6%
New York - 3.0%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	200,000	200,000	(j)(k)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	2,900,000	2,900,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	9,255,000	9,255,000	(j)(k)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.050%	11/1/39	5,800,000	5,800,000	(a)(j)(k)

Total New York				18,155,000

Virginia - 0.6%
Arlington County, VA, IDA Revenue, Westover Apartments, Series A, Refunding, LIQ - FHLMC	0.060%	8/1/47	3,200,000	3,200,000	(a)(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $21,355,000)				21,355,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $55,559)	0.030%		55,559	55,559

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,410,559)				21,410,559

TOTAL INVESTMENTS - 141.7% (Cost - $770,773,550)				848,388,395
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (4.6)%				(27,625,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (36.3)%				(217,575,000)
TOB Floating Rate Notes - (1.1)%				(6,360,000)
Other Assets in Excess of Other Liabilities - 0.3%				1,989,475

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$598,817,870

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of February 28, 2021.

(h)	The maturity principal is currently in default as of February 28, 2021.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal. Effective August 14, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund seeks to achieve its objective by investing primarily in long-term investment grade municipal debt securities issued by state and local governments, political subdivisions, agencies and public authorities (municipal obligations). Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal obligations rated investment grade at the time of investment. Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

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Notes to Schedule of Investments (unaudited) (continued)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$817,308,834	—	$817,308,834
Municipal Bonds Deposited in Tender Option Bond Trust	—	9,669,002	—	9,669,002

Total Long-Term Investments	—	826,977,836	—	826,977,836

Short-Term Investments†:
Municipal Bonds	—	21,355,000	—	21,355,000
Money Market Funds	$55,559	—	—	55,559

Total Short-Term Investments	55,559	21,355,000	—	21,410,559

Total Investments	$55,559	$848,332,836	—	$848,388,395

†	See Schedule of Investments for additional detailed categorizations.

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